CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Securities held to maturity, fair value (in dollars)	$ 2,506,000	$ 3,398,000
Loans, allowance for loan losses (in dollars)	$ 1,824,000	$ 1,651,000
Preferred stock, par value (in dollars per share)	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,777,250	2,777,250
Unearned compensation - ESOP shares unallocated	28,597	36,789
Unearned compensation - Restricted stock shares non-vested	36,552	24,000
Treasury stock, shares	133,347	138,863